Related parties - Management compensation (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Short-term benefits
Salary or compensation	R$ 15,576	R$ 21,464
Direct and indirect benefits	745	524
Bonus	7,505	15,751
Total Short-term benefits	23,826	37,739
Long-term benefits
Share-based compensation plan	14,791	35,845
Total Long-term benefits	14,791	35,845
Disclosure of Transactions Between Related Parties [Line Items]
Social security contributions	9,622	32,688
Total	R$ 48,239	R$ 106,272